Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense [Abstract]
Interest on debt	$ 5,201	$ 6,224	$ 5,126
Bank charges and other financial costs	57	82	28
Offering costs expensed attributable to warrants treated as liability	658	0	0
Debt prepayment fees	941	0	0
Amortization and write-off of financing fees	1,405	195	713
Total	8,262	6,501	5,867
Related Party [Member]
Interest Expense [Abstract]
Interest on debt	19	0	0
Debt prepayment fees	205	0	0
Total	$ 224	$ 0	$ 0